Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases
The Company’s operating and finance leases are primarily related to office, laboratory and other real estate facilities used in the delivery of clinical development services and laboratory services. Lease terms are determined at the commencement of the lease. The Company’s lease term may include options to extend the lease, when it is reasonably certain that the Company will exercise that option. As of December 31, 2019, the Company’s leases have remaining lease terms of less than one year to 17 years. At the inception of a contract, the Company determines whether the arrangement is or contains a lease in accordance with ASC 842. The requirements under ASC 842 include evaluating whether the contract includes an identifiable asset, the lessee has the right to obtain substantially all of the economic benefits from the use of the identified asset and the lessee has the right to direct the use of the identified asset.
Upon commencement of a lease, the Company recognizes a lease liability and a corresponding ROU asset. The lease liability is measured based upon the present value of future lease payments over the term of the lease using the appropriate discount rate at the date of lease commencement. The ROU asset is calculated as the lease liability plus any initial direct costs incurred and lease payments made at or before the commencement date of the lease, reduced by lease incentives, when applicable. Given that the rate implicit in a lease is not readily determinable, the Company generally uses its incremental borrowing rate as the discount rate. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The Company determines its incremental borrowing rate by developing a baseline unsecured rate curve based upon its credit quality, among other factors, and separately makes an adjustment to reflect collateralization and any other specific lease adjustments, such as adjustments for the term of the lease and currency risks.
For leases with a term of one year or less (“short-term leases”), the Company has elected not to recognize lease liabilities and associated ROU assets. Lease payments on short-term leases are recognized as lease expense within direct costs or SG&A expenses on the consolidated statements of operations, depending on the nature of the lease, on a straight-line basis over the lease term. The Company has also elected to account for lease components and non-lease components in a contract as a single lease component for leases entered into or modified post-adoption.
The Company determines if its lease arrangements are operating or finance leases at the lease commencement date. This determination includes evaluating whether (i) the underlying asset transfers ownership at the end of the lease term; (ii) the lease term represents the major part of the remaining economic life of the underlying asset; (iii) the present value of lease payments represents substantially all of the fair value of the underlying asset; (iv) an option to purchase the underlying asset is reasonably certain to be exercised and (v) the underlying asset is of a specialized nature. Finance leases are included within the current portion of and long-term debt and finance lease obligations on the consolidated balance sheets.
The amount of finance lease ROU assets and liabilities and the associated financial statement line item they are included within on the consolidated balance sheets are as follows:

Classification	December 31, 2019
Property and equipment, net	$23,084

Current portion of long-term debt and finance lease obligations	$2,861
Long-term debt and finance lease obligations, less current portion	24,510
Total finance lease liabilities	$27,371

The Company records lease expense for operating leases, some of which have escalating rent over the remaining lease term, ratably over the lease term as lease expense within direct costs or SG&A expenses on the consolidated statements of operations, depending on the use of the underlying asset. The Company records lease expense for finance leases as a combination of the amortization of the ROU asset and the amount recognized as interest on the outstanding lease liability. The amortization of the ROU asset and the interest on the outstanding lease liability are recorded within depreciation and amortization expense and interest expense, net, respectively, on the consolidated statements of operations. Variable lease costs are lease payments that are not included in the measurement of the lease liability. Variable lease costs are either (1) payments that are entirely variable period to period such as common area maintenance, electricity and real estate taxes or (2) incremental changes in an index or rate on which lease payments are based. The Company initially measures leases that are based on an index or rate by using the applicable rate at the commencement of the lease. Any subsequent changes in an index or rate are recognized as variable lease costs. Variable lease costs are recorded in the period they are incurred. The Company had an insignificant amount of sublease income for the year ended December 31, 2019.
The components of total lease expense were as follows:

Lease expenses	Year Ended December 31, 2019
Finance lease cost:
Amortization of ROU assets	$2,497
Interest on lease liabilities	1,968
Operating lease expense	54,179
Short-term lease expense	1,301
Variable lease expense	15,804
Total lease expense	$75,749

Supplemental cash flow information related to operating and finance leases were as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$52,502
Operating cash flows for finance leases	1,968
Financing cash flows for finance leases	1,948

ROU assets obtained in exchange for lease obligations:
Operating leases	42,520
Finance leases	3,736

Other information on operating and finance leases were as follows:

December 31, 2019
Weighted-average remaining lease term:
Operating leases	6.3 years
Finance leases	8.5 years
Weighted-average discount rate:
Operating leases	5.8%
Finance leases	7.2%

As of December 31, 2019, the undiscounted lease payments for operating and finance lease liabilities were as follows:

Year	Operating Leases	Finance Leases	Total
2020	$55,907	$4,730	$60,637
2021	49,195	4,865	54,060
2022	35,476	5,000	40,476
2023	25,822	4,610	30,432
2024	18,239	4,335	22,574
2025 and thereafter	58,479	12,069	70,548
Total lease payments	243,118	35,609	278,727
Less: imputed interest	(43,390)	(8,238)	(51,628)
Total	$199,728	$27,371	$227,099

The future minimum payments for operating leases and capital leases as of December 31, 2018 on an ASC 840 basis were as follows:

Year	Operating Leases	Capital Leases	Total
2019	$55,120	$2,484	$57,604
2020	52,228	2,458	54,686
2021	43,490	2,751	46,241
2022	29,131	3,032	32,163
2023	19,829	2,773	22,602
2024 and thereafter	71,895	10,317	82,212
Total lease payments	$271,693	$23,815	$295,508

Leases
Leases
The Company’s operating and finance leases are primarily related to office, laboratory and other real estate facilities used in the delivery of clinical development services and laboratory services. Lease terms are determined at the commencement of the lease. The Company’s lease term may include options to extend the lease, when it is reasonably certain that the Company will exercise that option. As of December 31, 2019, the Company’s leases have remaining lease terms of less than one year to 17 years. At the inception of a contract, the Company determines whether the arrangement is or contains a lease in accordance with ASC 842. The requirements under ASC 842 include evaluating whether the contract includes an identifiable asset, the lessee has the right to obtain substantially all of the economic benefits from the use of the identified asset and the lessee has the right to direct the use of the identified asset.
Upon commencement of a lease, the Company recognizes a lease liability and a corresponding ROU asset. The lease liability is measured based upon the present value of future lease payments over the term of the lease using the appropriate discount rate at the date of lease commencement. The ROU asset is calculated as the lease liability plus any initial direct costs incurred and lease payments made at or before the commencement date of the lease, reduced by lease incentives, when applicable. Given that the rate implicit in a lease is not readily determinable, the Company generally uses its incremental borrowing rate as the discount rate. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The Company determines its incremental borrowing rate by developing a baseline unsecured rate curve based upon its credit quality, among other factors, and separately makes an adjustment to reflect collateralization and any other specific lease adjustments, such as adjustments for the term of the lease and currency risks.
For leases with a term of one year or less (“short-term leases”), the Company has elected not to recognize lease liabilities and associated ROU assets. Lease payments on short-term leases are recognized as lease expense within direct costs or SG&A expenses on the consolidated statements of operations, depending on the nature of the lease, on a straight-line basis over the lease term. The Company has also elected to account for lease components and non-lease components in a contract as a single lease component for leases entered into or modified post-adoption.
The Company determines if its lease arrangements are operating or finance leases at the lease commencement date. This determination includes evaluating whether (i) the underlying asset transfers ownership at the end of the lease term; (ii) the lease term represents the major part of the remaining economic life of the underlying asset; (iii) the present value of lease payments represents substantially all of the fair value of the underlying asset; (iv) an option to purchase the underlying asset is reasonably certain to be exercised and (v) the underlying asset is of a specialized nature. Finance leases are included within the current portion of and long-term debt and finance lease obligations on the consolidated balance sheets.
The amount of finance lease ROU assets and liabilities and the associated financial statement line item they are included within on the consolidated balance sheets are as follows:

Classification	December 31, 2019
Property and equipment, net	$23,084

Current portion of long-term debt and finance lease obligations	$2,861
Long-term debt and finance lease obligations, less current portion	24,510
Total finance lease liabilities	$27,371

The Company records lease expense for operating leases, some of which have escalating rent over the remaining lease term, ratably over the lease term as lease expense within direct costs or SG&A expenses on the consolidated statements of operations, depending on the use of the underlying asset. The Company records lease expense for finance leases as a combination of the amortization of the ROU asset and the amount recognized as interest on the outstanding lease liability. The amortization of the ROU asset and the interest on the outstanding lease liability are recorded within depreciation and amortization expense and interest expense, net, respectively, on the consolidated statements of operations. Variable lease costs are lease payments that are not included in the measurement of the lease liability. Variable lease costs are either (1) payments that are entirely variable period to period such as common area maintenance, electricity and real estate taxes or (2) incremental changes in an index or rate on which lease payments are based. The Company initially measures leases that are based on an index or rate by using the applicable rate at the commencement of the lease. Any subsequent changes in an index or rate are recognized as variable lease costs. Variable lease costs are recorded in the period they are incurred. The Company had an insignificant amount of sublease income for the year ended December 31, 2019.
The components of total lease expense were as follows:

Lease expenses	Year Ended December 31, 2019
Finance lease cost:
Amortization of ROU assets	$2,497
Interest on lease liabilities	1,968
Operating lease expense	54,179
Short-term lease expense	1,301
Variable lease expense	15,804
Total lease expense	$75,749

Supplemental cash flow information related to operating and finance leases were as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$52,502
Operating cash flows for finance leases	1,968
Financing cash flows for finance leases	1,948

ROU assets obtained in exchange for lease obligations:
Operating leases	42,520
Finance leases	3,736

Other information on operating and finance leases were as follows:

December 31, 2019
Weighted-average remaining lease term:
Operating leases	6.3 years
Finance leases	8.5 years
Weighted-average discount rate:
Operating leases	5.8%
Finance leases	7.2%

As of December 31, 2019, the undiscounted lease payments for operating and finance lease liabilities were as follows:

Year	Operating Leases	Finance Leases	Total
2020	$55,907	$4,730	$60,637
2021	49,195	4,865	54,060
2022	35,476	5,000	40,476
2023	25,822	4,610	30,432
2024	18,239	4,335	22,574
2025 and thereafter	58,479	12,069	70,548
Total lease payments	243,118	35,609	278,727
Less: imputed interest	(43,390)	(8,238)	(51,628)
Total	$199,728	$27,371	$227,099

The future minimum payments for operating leases and capital leases as of December 31, 2018 on an ASC 840 basis were as follows:

Year	Operating Leases	Capital Leases	Total
2019	$55,120	$2,484	$57,604
2020	52,228	2,458	54,686
2021	43,490	2,751	46,241
2022	29,131	3,032	32,163
2023	19,829	2,773	22,602
2024 and thereafter	71,895	10,317	82,212
Total lease payments	$271,693	$23,815	$295,508